SCHEDULE OF COMPONENTS OF INCOME (LOSS) BEFORE INCOME TAXES (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Operating Loss Carryforwards [Line Items]
Income/(loss) before income taxes	$ (5,819,139)	$ 209,911	$ 153,227
Cayman Islands Tax Information Authority [Member]
Operating Loss Carryforwards [Line Items]
Income/(loss) before income taxes	(3,799,480)
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Income/(loss) before income taxes	(1,608,865)
The Inland Revenue Board of Malaysia [Member]
Operating Loss Carryforwards [Line Items]
Income/(loss) before income taxes	(356,641)	260,353
Inland Revenue, Singapore (IRAS) [Member]
Operating Loss Carryforwards [Line Items]
Income/(loss) before income taxes	(48,153)	(50,442)
The Inland Revenue Board of Indonesia [Member]
Operating Loss Carryforwards [Line Items]
Income/(loss) before income taxes	$ (6,000)